Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity [Line Items]
Sale of 17,250,000 Units on February 23, 2021 through IPO		$ 167,382,500	$ 167,382,500
Underwriting fee		(3,450,000)	(3,450,000)
Offering costs charged to stockholders' equity	$ (49,068)	(436,189)	(485,257)
Reclassification of offering costs related to warrants		115,404	115,404
Initial value of Class A common stock subject to redemption			(163,556,590)
Change in Class A common stock subject to redemption	1,871,540	(163,088,200)	2,339,930
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity [Line Items]
Sale of 17,250,000 Units on February 23, 2021 through IPO		(167,382,500)	(167,382,500)
Underwriting fee		3,450,000	3,450,000
Offering costs charged to stockholders' equity	49,068	436,189	485,257
Reclassification of offering costs related to warrants		(115,404)	(115,404)
Initial value of Class A common stock subject to redemption			163,556,590
Change in Class A common stock subject to redemption	(1,871,540)	163,088,200	(2,339,930)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital		(5,065,051)	(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	(49,068)	(3,800,647)	(3,872,302)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity [Line Items]
Sale of 17,250,000 Units on February 23, 2021 through IPO
Underwriting fee
Offering costs charged to stockholders' equity
Reclassification of offering costs related to warrants
Initial value of Class A common stock subject to redemption
Change in Class A common stock subject to redemption
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital		(5,065,051)	(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$ (49,068)	$ (3,800,647)	$ (3,872,302)